Long-Term Debt - Minimum principal payments (Details) $ in Thousands	Apr. 30, 2022 USD ($)
Short-term Debt [Line Items]
2023	$ 36,194
2024	6,404
2025	6,404
2026	6,404
2027	6,404
Thereafter	575,389
Total payments	637,199
Less: Current portion	(37,795)
Less: Unamortized original issue discount and issuance costs	(14,332)
Long-term portion	$ 585,072